ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	Jan. 15, 2026	Jan. 15, 2026
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership interest obtained	100.00%	100.00%